Fair Value Measurements - Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	$ 17,276	$ 16,608
Financial assets	39,350	39,626
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	49	90
Financial assets	1,566	2,112
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	0	0
Financial assets	1,034	1,430
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	49	90
Financial assets	494	643
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	0	0
Financial assets	38	39
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	877	1,296
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	877	1,296
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	89	80
Recurring Fair Value Measurement | Marketable equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	53	44
Recurring Fair Value Measurement | Marketable equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	36	36
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	106	93
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	104	90
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2	3
Recurring Fair Value Measurement | Settlement receivables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	465	557
Recurring Fair Value Measurement | Settlement receivables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	465	557
Recurring Fair Value Measurement | Settlement receivables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	29	86
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	29	86
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	33	45
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	33	45
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	0	0
Recurring Fair Value Measurement | Settlement payables
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	16	45
Recurring Fair Value Measurement | Settlement payables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	0	0
Recurring Fair Value Measurement | Settlement payables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	16	45
Recurring Fair Value Measurement | Settlement payables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Liabilities	$ 0	$ 0